Short-term Borrowings	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Short-term Borrowings
Note 8: Short-term Borrowings

Short-term borrowings include securities sold under agreements to repurchase totaling $8,821,730 and $8,810,297 at December 31, 2014 and 2013, respectively.

Securities sold under agreements to repurchase consist of obligations of the Company to other parties.  The obligations are secured by investments and such collateral is held by the Company.  The maximum amount of outstanding agreements at any month end during 2014 and 2013 totaled $9,483,795 and $9,445,747, respectively, and the monthly average of such agreements totaled $6,229,604 and $6,208,142 for 2014 and 2013, respectively.  The agreements at December 31, 2014, are all for overnight borrowings.

Also included in short-term borrowings are advances with the Federal Home Loan Bank (FHLB) of which $5,000,000 and $10,800,000 had been extended as of December 31, 2014 and 2013, respectively.  The advances mature in 2015 and are secured by mortgage loans totaling $42,384,000 at December 31, 2014.  Advances, at an interest rate of 0.33%, are subject to restrictions or penalties in the event of prepayment.